EMPLOYEE BENEFIT PLANS - Fair value hierarchy for its financial assets (instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Total plan investments	$ 22,014	$ 22,171
Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	22,014	22,171
Level 1 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	5,982	4,516
Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	16,032	20,805
Cash equivalents | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	1,263	1,386
Cash equivalents | Level 1 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	1,263	1,386
Short-term investments | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	1,263	1,386
Short-term investments | Level 1 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	1,263	1,386
Equities | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	4,719	8,327
Equities | Level 1 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	4,719	3,150
Equities | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		5,177
Common Stock | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	4,719	3,150
Common Stock | Level 1 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	4,719	3,150
Exchange Traded Funds | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		3,673
Exchange Traded Funds | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		3,673
Foreign Equity | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		85
Foreign Equity | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		85
Exchange Traded Funds - Foreign | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		1,419
Exchange Traded Funds - Foreign | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		1,419
Fixed income securities | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	16,032	12,478
Fixed income securities | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	16,032	12,478
US Government Agencies | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	7,194	741
US Government Agencies | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	7,194	741
UST Bonds & Notes | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		4,879
UST Bonds & Notes | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		4,879
Corporate Bonds | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	3,450	3,428
Corporate Bonds | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	3,450	3,428
GNMA | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		2,062
GNMA | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		2,062
Mutual Funds | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	5,388	351
Mutual Funds | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments	$ 5,388	351
Bank Certificates of Deposit | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		1,017
Bank Certificates of Deposit | Level 2 | Recurring
EMPLOYEE BENEFIT PLANS
Total plan investments		$ 1,017